GOLDMAN SACHS LARGE CAP EQUITY FUND
Schedule of Investments
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – 99.6%
Aerospace & Defense – 2.0%
46,677 General Electric Co. $ 13,930,751
28,414 L3Harris Technologies, Inc. 7,918,698
3,583 TransDigm Group, Inc. 4,873,489
14,358 Woodward, Inc. 4,307,831
31,030,769
Automobile Components – 0.3%
63,769 Aptiv PLC* 4,945,286
Automobiles – 2.1%
72,575 Tesla, Inc.* 31,219,588
Banks – 3.6%
230,405 Bank of America Corp. 12,361,228
225,694 First Horizon Corp. 5,042,004
73,792 JPMorgan Chase & Co. 23,102,799
86,611 Southsate Bank Corp. 7,752,551
46,597 Wintrust Financial Corp. 6,244,930
54,503,512
Beverages – 1.3%
188,025 Coca-Cola Co. (The) 13,748,388
57,894 Coca-Cola Europacific Partners
PLC (United Kingdom) 5,308,301
19,056,689
Biotechnology – 2.0%
59,787 AbbVie, Inc. 13,613,500
5,048 Argenx SE ADR (Netherlands)* 4,603,675
21,135 Insmed, Inc.* 4,391,219
5,843 Madrigal Pharmaceuticals, Inc.* 3,488,154
198,855 Roivant Sciences Ltd.* 4,138,173
30,234,721
Broadline Retail – 3.8%
246,216 Amazon.com, Inc.* 57,422,496
Building Products – 0.8%
55,789 Builders FirstSource, Inc.* 6,261,200
14,584 Trane Technologies PLC 6,146,864
12,408,064
Capital Markets – 3.3%
7,058 Blackrock, Inc. 7,391,844
39,907 Blackstone, Inc. 5,843,183
70,521 Charles Schwab Corp. (The) 6,539,412
2,475 Coinbase Global, Inc., Class A* 675,230
54,943 Jefferies Financial Group, Inc. 3,162,519
52,744 Morgan Stanley 8,948,547
7,767 MSCI, Inc. 4,378,413
46,180 Nasdaq, Inc. 4,198,686
16,627 Robinhood Markets, Inc., Class
A* 2,136,403
12,622 S&P Global, Inc. 6,296,232
49,570,469
Chemicals – 1.4%
37,178 Air Products and Chemicals, Inc. 9,705,317
25,199 Sherwin-Williams Co. (The) 8,660,644
41,193 Solstice Advanced Materials,
Inc.* 1,964,082
20,330,043
Shares Description Value
Common Stocks – (continued)
Commercial Services & Supplies – 0.5%
37,788 Waste Connections, Inc. $ 6,671,471
Communications Equipment – 0.8%
54,878 Arista Networks, Inc.* 7,171,457
14,787 Motorola Solutions, Inc. 5,466,458
12,637,915
Construction Materials – 0.5%
11,585 Martin Marietta Materials, Inc. 7,220,235
Consumer Finance – 0.8%
57,418 Capital One Financial Corp. 12,578,561
Consumer Staples Distribution & Retail – 1.6%
9,857 Costco Wholesale Corp. 9,005,257
18,966 Performance Food Group Co.* 1,841,030
123,800 Walmart, Inc. 13,681,138
24,527,425
Containers & Packaging – 0.3%
112,012 International Paper Co. 4,422,234
Diversified Telecommunication Services – 0.7%
387,670 AT&T, Inc. 10,087,173
Electric Utilities – 1.4%
80,505 NextEra Energy, Inc. 6,946,777
213,399 PG&E Corp. 3,439,992
158,161 PPL Corp. 5,836,141
65,348 Xcel Energy, Inc. 5,365,724
21,588,634
Electrical Equipment – 1.7%
27,967 Eaton Corp. PLC 9,673,506
13,642 GE Vernova, Inc. 8,182,062
17,707 Rockwell Automation, Inc. 7,009,493
24,865,061
Electronic Equipment, Instruments & Components – 0.7%
71,388 Amphenol Corp., Class A 10,058,569
Energy Equipment & Services – 0.3%
79,468 Baker Hughes Co. 3,989,294
Entertainment – 1.2%
126,270 Netflix, Inc.* 13,584,126
8,640 Spotify Technology SA* 5,174,237
18,758,363
Financial Services – 3.6%
43,800 Berkshire Hathaway, Inc., Class
B* 22,504,878
13,811 Corpay, Inc.* 4,085,294
29,426 Mastercard, Inc., Class A 16,199,896
99,212 Rocket Cos., Inc., Class A 1,982,256
28,808 Visa, Inc., Class A 9,634,547
54,406,871
Ground Transportation – 1.4%
211,411 CSX Corp. 7,475,493
53,753 Old Dominion Freight Line, Inc. 7,272,243
78,241 Uber Technologies, Inc.* 6,849,217
21,596,953
Health Care Equipment & Supplies – 2.1%
77,579 Abbott Laboratories 9,999,933

GOLDMAN SACHS LARGE CAP EQUITY FUND
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
83,209 Boston Scientific Corp.* $ 8,452,370
14,981 Insulet Corp.* 4,901,634
15,138 Intuitive Surgical, Inc.* 8,681,340
32,035,277
Health Care Providers & Services – 0.8%
24,339 Cencora, Inc. 8,979,387
24,511 Guardant Health, Inc.* 2,657,483
11,636,870
Health Care REITs – 0.3%
24,885 Welltower, Inc. REIT 5,181,554
Health Care Technology – 0.2%
14,942 Veeva Systems, Inc., Class A* 3,590,413
Hotels, Restaurants & Leisure – 2.0%
17,044 DoorDash, Inc., Class A* 3,381,018
65,320 DraftKings, Inc., Class A* 2,166,011
18,627 Hilton Worldwide Holdings, Inc. 5,309,254
26,686 McDonald's Corp. 8,321,229
15,805 Royal Caribbean Cruises Ltd. 4,208,081
59,868 Starbucks Corp. 5,215,101
9,924 Wingstop, Inc. 2,627,181
31,227,875
Household Durables – 0.2%
21,766 Lennar Corp., Class A 2,857,876
Household Products – 1.1%
113,679 Procter & Gamble Co. (The) 16,842,681
Independent Power and Renewable Electricity Producers – 0.2%
19,658 Vistra Corp. 3,516,030
Industrial Conglomerates – 1.2%
55,684 3M Co. 9,580,432
45,026 Honeywell International, Inc. 8,653,547
18,233,979
Industrial REITs – 0.5%
60,807 Prologis, Inc. REIT 7,815,524
Insurance – 2.4%
32,103 Allstate Corp. (The) 6,837,297
54,040 Arch Capital Group Ltd.* 5,075,437
24,844 Globe Life, Inc. 3,347,232
38,830 Marsh & McLennan Cos., Inc. 7,123,363
58,580 Prudential Financial, Inc. 6,341,285
26,425 Travelers Cos., Inc. (The) 7,738,826
36,463,440
Interactive Media & Services – 7.7%
129,729 Alphabet, Inc., Class A 41,536,631
119,446 Alphabet, Inc., Class C 38,237,054
57,471 Meta Platforms, Inc., Class A 37,238,334
117,012,019
IT Services – 0.7%
18,663 International Business Machines
Corp. 5,759,028
20,659 Snowflake, Inc.* 5,190,367
10,949,395
Life Sciences Tools & Services – 1.4%
55,227 Agilent Technologies, Inc. 8,477,344
Shares Description Value
Common Stocks – (continued)
Life Sciences Tools & Services – (continued)
21,938 Thermo Fisher Scientific, Inc. $ 12,961,629
21,438,973
Machinery – 0.9%
24,219 Caterpillar, Inc. 13,944,331
Metals & Mining – 0.3%
26,814 Steel Dynamics, Inc. 4,500,194
Multi-Utilities – 0.8%
80,514 CMS Energy Corp. 6,073,976
60,660 Sempra 5,745,715
11,819,691
Oil, Gas & Consumable Fuels – 2.7%
67,381 Chevron Corp. 10,183,291
83,693 ConocoPhillips 7,422,732
19,620 DT Midstream, Inc. 2,383,045
30,785 Expand Energy Corp. 3,753,615
94,116 Exxon Mobil Corp. 10,909,927
56,768 Kinetik Holdings, Inc.
(a)
1,968,714
29,044 Phillips 66 3,977,866
40,599,190
Passenger Airlines – 0.3%
47,345 United Airlines Holdings, Inc.* 4,827,296
Personal Care Products – 0.1%
24,113 elf Beauty, Inc.* 1,836,687
Pharmaceuticals – 3.0%
60,064 AstraZeneca PLC ADR (United
Kingdom) 5,569,134
24,614 Eli Lilly & Co. 26,471,619
66,794 Johnson & Johnson 13,821,014
45,861,767
Residential REITs – 0.7%
140,974 American Homes 4 Rent, Class
A REIT 4,528,085
35,912 AvalonBay Communities, Inc.
REIT 6,533,829
11,061,914
Semiconductors & Semiconductor Equipment – 13.1%
33,278 Advanced Micro Devices, Inc.* 7,238,963
110,406 Broadcom, Inc. 44,489,202
83,806 Intel Corp.* 3,399,172
8,290 KLA Corp. 9,744,646
66,421 Lam Research Corp. 10,361,676
62,050 Marvell Technology, Inc. 5,547,270
38,064 Micron Technology, Inc. 9,001,375
583,895 NVIDIA Corp. 103,349,415
16,908 Taiwan Semiconductor
Manufacturing Co. Ltd. ADR
(Taiwan) 4,928,851
198,060,570
Software – 10.7%
12,901 AppLovin Corp., Class A* 7,733,891
19,075 Cadence Design Systems, Inc.* 5,948,348
3,104 Crowdstrike Holdings, Inc.,
Class A* 1,580,433
25,876 Datadog, Inc., Class A* 4,140,419

GOLDMAN SACHS LARGE CAP EQUITY FUND
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
**End swaps header**
Shares Description Value
Common Stocks – (continued)
Software – (continued)
81,254 Dynatrace, Inc.* $ 3,620,678
1,559 Fair Isaac Corp.* 2,815,289
12,153 Intuit, Inc. 7,705,974
184,370 Microsoft Corp. 90,711,884
47,740 Oracle Corp. 9,641,093
62,522 Palantir Technologies, Inc., Class
A* 10,531,831
43,978 Salesforce, Inc. 10,138,688
100,278 Samsara, Inc., Class A* 3,813,572
12,173 Zscaler, Inc.* 3,061,510
161,443,610
Specialized REITs – 0.8%
33,270 American Tower Corp. REIT 6,030,853
6,980 Equinix, Inc. REIT 5,258,104
11,288,957
Specialty Retail – 2.0%
1,342 AutoZone, Inc.* 5,306,711
36,957 Home Depot, Inc. (The) 13,190,692
30,787 Ross Stores, Inc. 5,429,595
44,582 TJX Cos., Inc. (The) 6,772,898
30,699,896
Technology Hardware, Storage & Peripherals – 6.8%
347,906 Apple, Inc. 97,013,588
40,828 Dell Technologies, Inc., Class C 5,444,414
102,458,002
Wireless Telecommunication Services – 0.5%
36,210 T-Mobile US, Inc. 7,568,252
TOTAL COMMON STOCKS
(Cost $851,158,631)
1,508,902,659
Shares Dividend Rate Value
aa
Investment Company – 0.3%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
4,616,346 3.928% 4,616,346
(Cost $4,616,346)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $855,774,977)
1,513,519,005
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 0.1%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
1,902,687 3.928% $ 1,902,687
(Cost $1,902,687)
TOTAL INVESTMENTS – 100.0%
(Cost $857,677,664)
$ 1,515,421,692
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.0)%
(221,817)
NET ASSETS – 100.0%
$ 1,515,199,875
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS MID CAP GROWTH FUND
Schedule of Investments
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – 98.6%
Aerospace & Defense – 7.9%
39,618 Axon Enterprise, Inc.* $ 21,399,266
160,507 Howmet Aerospace, Inc. 32,838,127
146,120 Rocket Lab Corp.* 6,157,497
58,791 Woodward, Inc. 17,639,064
78,033,954
Beverages – 1.0%
103,430 Coca-Cola Europacific Partners
PLC (United Kingdom) 9,483,497
Biotechnology – 5.8%
17,777 Alnylam Pharmaceuticals, Inc.* 8,021,516
7,771 Argenx SE ADR (Netherlands)* 7,086,996
84,352 Insmed, Inc.* 17,525,815
15,660 Madrigal Pharmaceuticals, Inc.* 9,348,707
53,093 Neurocrine Biosciences, Inc.* 8,078,631
328,379 Roivant Sciences Ltd.* 6,833,567
56,895,232
Building Products – 0.5%
44,212 Builders FirstSource, Inc.* 4,961,913
Capital Markets – 5.1%
871,666 Blue Owl Capital, Inc. 13,074,990
170,262 Jefferies Financial Group, Inc. 9,800,281
38,945 MSCI, Inc. 21,954,075
58,211 Nasdaq, Inc. 5,292,544
50,121,890
Chemicals – 1.0%
208,784 Solstice Advanced Materials,
Inc.* 9,954,821
Construction & Engineering – 3.3%
71,101 Quanta Services, Inc. 33,053,433
Construction Materials – 1.9%
30,781 Martin Marietta Materials, Inc. 19,183,950
Consumer Staples Distribution & Retail – 0.6%
10,632 Casey's General Stores, Inc. 6,065,131
Electrical Equipment – 5.9%
47,038 Rockwell Automation, Inc. 18,620,463
221,011 Vertiv Holdings Co., Class A 39,722,307
58,342,770
Electronic Equipment, Instruments & Components – 3.4%
55,501 Coherent Corp.* 9,116,594
70,149 Jabil, Inc. 14,781,096
361,139 Mirion Technologies, Inc.* 9,396,837
33,294,527
Entertainment – 5.0%
136,031 Live Nation Entertainment, Inc.* 17,881,275
225,407 ROBLOX Corp., Class A* 21,420,427
53,846 TKO Group Holdings, Inc. 10,440,201
49,741,903
Financial Services – 2.6%
48,022 Corpay, Inc.* 14,204,908
175,984 Klarna Group PLC (United
Kingdom)*
(a)
5,538,216
306,663 Rocket Cos., Inc., Class A 6,127,127
25,870,251
Shares Description Value
Common Stocks – (continued)
Ground Transportation – 1.3%
91,978 Old Dominion Freight Line, Inc. $ 12,443,704
Health Care Equipment & Supplies – 3.5%
211,203 Dexcom, Inc.* 13,405,054
64,220 Insulet Corp.* 21,012,142
34,417,196
Health Care Providers & Services – 6.1%
124,036 Cencora, Inc. 45,760,602
136,570 Guardant Health, Inc.* 14,806,919
60,567,521
Health Care Technology – 1.6%
67,638 Veeva Systems, Inc., Class A* 16,252,735
Hotels, Restaurants & Leisure – 8.5%
21,688 Domino's Pizza, Inc. 9,100,935
59,767 DoorDash, Inc., Class A* 11,855,980
383,358 DraftKings, Inc., Class A* 12,712,151
84,753 Hilton Worldwide Holdings, Inc. 24,157,148
46,174 Royal Caribbean Cruises Ltd. 12,293,828
53,551 Wingstop, Inc. 14,176,556
84,296,598
Household Durables – 0.8%
60,183 Lennar Corp., Class A 7,902,028
Independent Power and Renewable Electricity Producers – 2.9%
159,762 Vistra Corp. 28,575,031
Interactive Media & Services – 1.3%
61,261 Reddit, Inc., Class A* 13,261,169
IT Services – 2.7%
132,335 Cloudflare, Inc., Class A* 26,494,790
Life Sciences Tools & Services – 3.2%
103,168 Agilent Technologies, Inc. 15,836,288
8,708 Mettler-Toledo International,
Inc.* 12,859,278
10,762 West Pharmaceutical Services,
Inc. 2,983,764
31,679,330
Machinery – 0.6%
32,771 ITT, Inc. 6,035,107
Oil, Gas & Consumable Fuels – 1.5%
120,732 Expand Energy Corp. 14,720,853
Semiconductors & Semiconductor Equipment – 2.7%
66,199 Marvell Technology, Inc. 5,918,190
11,020 Monolithic Power Systems, Inc. 10,228,433
57,358 Teradyne, Inc. 10,432,847
26,579,470
Software – 7.1%
64,859 Datadog, Inc., Class A* 10,378,089
8,079 Fair Isaac Corp.* 14,589,301
27,242 HubSpot, Inc.* 10,006,531
205,843 Samsara, Inc., Class A* 7,828,209
27,114 Tyler Technologies, Inc.* 12,733,277
56,519 Zscaler, Inc.* 14,214,528
69,749,935

GOLDMAN SACHS MID CAP GROWTH FUND
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
**End swaps header**
Shares Description Value
Common Stocks – (continued)
Specialty Retail – 6.9%
4,236 AutoZone, Inc.* $ 16,750,542
60,705 Carvana Co.* 22,734,022
69,971 Five Below, Inc.* 11,537,518
99,075 Ross Stores, Inc. 17,472,867
68,494,949
Textiles, Apparel & Luxury Goods – 0.8%
185,350 On Holding AG, Class A
(Switzerland)* 8,153,546
Trading Companies & Distributors – 3.1%
422,473 Fastenal Co. 17,067,909
16,092 United Rentals, Inc. 13,117,877
30,185,786
TOTAL COMMON STOCKS
(Cost $783,438,094)
974,813,020
Shares Dividend Rate Value
aa
Investment Company – 1.3%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
13,318,277 3.928% 13,318,277
(Cost $13,318,277)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $796,756,371)
988,131,297
a
Securities Lending Reinvestment Vehicle – 0.1%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
508,953 3.928% 508,953
(Cost $508,953)
TOTAL INVESTMENTS – 100.0%
(Cost $797,265,324)
$ 988,640,250
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.0%
56,705
NET ASSETS – 100.0%
$ 988,696,955
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company

GOLDMAN SACHS SMALL CAP GROWTH FUND
Schedule of Investments
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – 98.5%
Aerospace & Defense – 5.7%
36,109 Karman Holdings, Inc.* $ 2,420,386
87,932 Loar Holdings, Inc.* 6,018,945
25,636 Moog, Inc., Class A 5,888,077
66,127 Voyager Technologies, Inc., Class
A*
(a)
1,486,535
36,584 VSE Corp. 6,592,071
22,406,014
Automobile Components – 0.9%
27,162 Dorman Products, Inc.* 3,592,718
Beverages – 1.0%
74,076 Vita Coco Co., Inc. (The)* 3,956,399
Biotechnology – 10.2%
76,937 Alkermes PLC* 2,275,796
33,098 Apogee Therapeutics, Inc.* 2,382,063
31,406 Arcellx, Inc.* 2,283,530
12,765 Blueprint Medicines Corp.*
(b)
5,872
74,870 CG oncology, Inc.* 3,357,171
28,807 Cytokinetics, Inc.* 1,962,621
76,705 Dynavax Technologies Corp.* 872,136
44,099 Ionis Pharmaceuticals, Inc.* 3,648,310
10,082 Krystal Biotech, Inc.* 2,197,876
11,584 Madrigal Pharmaceuticals, Inc.* 6,915,416
76,981 Mineralys Therapeutics, Inc.* 3,319,421
35,992 Protagonist Therapeutics, Inc.* 3,239,280
57,949 REVOLUTION Medicines, Inc.* 4,506,114
33,544 Ultragenyx Pharmaceutical, Inc.* 1,165,654
47,865 Xenon Pharmaceuticals, Inc.
(Canada)* 2,140,523
40,271,783
Broadline Retail – 0.8%
26,949 Ollie's Bargain Outlet Holdings,
Inc.* 3,317,691
Building Products – 1.5%
21,746 CSW Industrials, Inc. 5,912,085
Capital Markets – 5.1%
21,276 Piper Sandler Cos. 7,146,609
40,639 PJT Partners, Inc., Class A 6,827,758
43,973 Victory Capital Holdings, Inc.,
Class A 2,765,462
315,650 WisdomTree, Inc. 3,484,776
20,224,605
Chemicals – 1.0%
24,535 Balchem Corp. 3,832,612
Commercial Services & Supplies – 0.7%
29,447 Casella Waste Systems, Inc.,
Class A* 2,838,396
Communications Equipment – 0.5%
77,994 Applied Optoelectronics, Inc.*
(a)
2,088,679
Construction & Engineering – 3.3%
119,647 Centuri Holdings, Inc.* 2,690,861
57,239 Fluor Corp.* 2,457,270
22,923 MYR Group, Inc.* 5,142,087
23,090 Primoris Services Corp. 2,922,271
13,212,489
Shares Description Value
Common Stocks – (continued)
Consumer Finance – 0.8%
23,293 Enova International, Inc.* $ 3,053,479
Diversified Consumer Services – 0.7%
132,972 OneSpaWorld Holdings Ltd.
(Bahamas) 2,715,288
Electrical Equipment – 1.4%
60,756 Nextpower, Inc., Class A* 5,566,465
Electronic Equipment, Instruments & Components – 6.3%
24,362 Advanced Energy Industries, Inc. 5,145,011
25,611 Badger Meter, Inc. 4,572,588
11,020 Fabrinet (Thailand)* 5,062,698
117,006 Mirion Technologies, Inc.* 3,044,496
29,285 Novanta, Inc.* 3,328,533
107,395 Vontier Corp. 3,896,291
25,049,617
Energy Equipment & Services – 1.1%
92,631 Archrock, Inc. 2,273,165
20,054 Solaris Oilfield Infrastructure,
Inc., Class A 960,386
154,310 TETRA Technologies, Inc.* 1,198,989
4,432,540
Food Products – 0.5%
62,221 Vital Farms, Inc.* 2,034,627
Ground Transportation – 1.9%
17,375 Landstar System, Inc. 2,273,345
17,729 Saia, Inc.* 4,991,777
7,265,122
Health Care Equipment & Supplies – 6.7%
74,396 Beta Bionics, Inc.* 2,331,571
33,639 Glaukos Corp.* 3,575,489
28,785 iRhythm Technologies, Inc.* 5,411,868
60,606 LeMaitre Vascular, Inc. 5,027,268
68,484 Merit Medical Systems, Inc.* 5,930,029
27,781 TransMedics Group, Inc.* 4,064,638
26,340,863
Health Care Providers & Services – 7.1%
134,673 BrightSpring Health Services,
Inc.* 4,869,776
17,800 Ensign Group, Inc. (The) 3,302,612
23,621 GeneDx Holdings Corp.* 3,943,526
61,358 Guardant Health, Inc.* 6,652,434
124,626 Pennant Group, Inc. (The)* 3,452,140
68,176 RadNet, Inc.* 5,644,291
27,864,779
Health Care Technology – 1.2%
39,423 HeartFlow, Inc.* 1,271,392
91,160 Waystar Holding Corp.* 3,364,715
4,636,107
Hotels, Restaurants & Leisure – 3.6%
30,645 Black Rock Coffee Bar, Inc.,
Class A* 697,174
55,894 Dutch Bros, Inc., Class A* 3,275,947
212,414 First Watch Restaurant Group,
Inc.* 3,942,404

GOLDMAN SACHS SMALL CAP GROWTH FUND
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
**End swaps header**
Shares Description Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
197,855 Genius Sports Ltd. (United
Kingdom)* $ 1,992,400
148,509 Life Time Group Holdings, Inc.* 4,146,371
14,054,296
Household Durables – 0.8%
12,371 Installed Building Products, Inc. 3,315,676
Insurance – 1.9%
42,137 Goosehead Insurance, Inc.,
Class A 3,014,902
19,447 Neptune Insurance Holdings,
Inc., Class A* 453,504
31,650 Palomar Holdings, Inc.* 3,931,247
7,399,653
IT Services – 1.3%
117,587 DigitalOcean Holdings, Inc.* 5,234,973
Life Sciences Tools & Services – 0.8%
18,345 Repligen Corp.* 3,137,362
Machinery – 9.0%
30,718 Enpro, Inc. 6,845,506
52,739 Esab Corp. 5,919,426
40,570 Federal Signal Corp. 4,624,980
12,173 RBC Bearings, Inc.* 5,416,620
37,605 SPX Technologies, Inc.* 8,086,579
17,272 Watts Water Technologies, Inc.,
Class A 4,764,999
35,658,110
Metals & Mining – 0.4%
82,747 Coeur Mining, Inc.* 1,429,041
Pharmaceuticals – 0.9%
11,337 Ligand Pharmaceuticals, Inc.* 2,303,452
158,577 WaVe Life Sciences Ltd.* 1,230,558
3,534,010
Professional Services – 1.0%
45,081 Parsons Corp.* 3,817,459
Semiconductors & Semiconductor Equipment – 9.5%
99,601 Allegro MicroSystems, Inc.
(Japan)* 2,658,351
48,981 Ambiq Micro, Inc.*
(a)
1,200,524
34,918 Axcelis Technologies, Inc.* 2,890,163
30,737 Camtek Ltd. (Israel)*
(a)
3,236,452
39,362 Credo Technology Group
Holding Ltd.* 6,990,691
61,412 FormFactor, Inc.* 3,378,888
16,585 Impinj, Inc.* 2,850,464
86,610 Lattice Semiconductor Corp.* 6,080,888
21,716 Onto Innovation, Inc.* 3,108,863
16,667 SiTime Corp.* 4,961,766
37,357,050
Software – 5.6%
312,005 Amplitude, Inc., Class A* 3,207,411
124,724 AvePoint, Inc.* 1,621,412
35,818 Commvault Systems, Inc.* 4,423,523
81,064 Intapp, Inc.* 3,501,154
84,413 JFrog Ltd.* 5,147,505
Shares Description Value
Common Stocks – (continued)
Software – (continued)
125,543 Onestream, Inc.* $ 2,615,061
41,184 Via Transportation, Inc., Class
A* 1,434,439
21,950,505
Specialty Retail – 2.8%
26,852 Boot Barn Holdings, Inc.* 5,204,455
21,062 Five Below, Inc.* 3,472,913
121,291 Warby Parker, Inc., Class A* 2,402,775
11,080,143
Textiles, Apparel & Luxury Goods – 1.8%
71,325 Kontoor Brands, Inc. 5,303,014
112,517 Wolverine World Wide, Inc. 1,823,900
7,126,914
Trading Companies & Distributors – 0.7%
8,128 Watsco, Inc. 2,815,539
TOTAL COMMON STOCKS
(Cost $317,674,448)
388,523,089
Shares Dividend Rate Value
aa
Investment Company – 1.5%
(c)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
5,778,070 3.928% 5,778,070
(Cost $5,778,070)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $323,452,518)
394,301,159
a
Securities Lending Reinvestment Vehicle – 1.5%
(c)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
5,879,534 3.928% 5,879,534
(Cost $5,879,534)
TOTAL INVESTMENTS – 101.5%
(Cost $329,332,052)
$ 400,180,693
LIABILITIES IN EXCESS OF OTHER ASSETS
– (1.5)%
(5,900,432)
NET ASSETS – 100.0%
$ 394,280,261
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
All or a portion of security is on loan.
(b)
Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(c)
Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
Schedule of Investments
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – 96.6%
Aerospace & Defense – 4.8%
102,979 Karman Holdings, Inc.* $ 6,902,682
356,374 Loar Holdings, Inc.*
(a)
24,393,800
79,226 Moog, Inc., Class A 18,196,628
86,015 VSE Corp. 15,499,043
64,992,153
Automobile Components – 0.8%
76,540 Dorman Products, Inc.* 10,123,946
Biotechnology – 12.0%
41,621 Ascendis Pharma A/S ADR
(Denmark)* 8,837,387
194,675 Bridgebio Pharma, Inc.* 14,018,547
102,494 CG oncology, Inc.* 4,595,831
127,738 Insmed, Inc.* 26,540,124
258,603 Ionis Pharmaceuticals, Inc.* 21,394,226
23,852 Madrigal Pharmaceuticals, Inc.* 14,239,167
120,856 Natera, Inc.* 28,861,621
35,344 Protagonist Therapeutics, Inc.* 3,180,960
205,227 REVOLUTION Medicines, Inc.* 15,958,452
55,589 Rhythm Pharmaceuticals, Inc.* 6,064,204
949,000 Roivant Sciences Ltd.* 19,748,690
163,439,209
Broadline Retail – 0.8%
82,956 Ollie's Bargain Outlet Holdings,
Inc.* 10,212,713
Building Products – 1.5%
72,306 CSW Industrials, Inc. 19,657,832
Capital Markets – 4.3%
105,679 Houlihan Lokey, Inc. 18,536,097
417,277 Jefferies Financial Group, Inc. 24,018,464
45,721 Piper Sandler Cos. 15,357,684
57,912,245
Construction & Engineering – 2.4%
19,316 EMCOR Group, Inc. 11,880,692
264,514 Fluor Corp.* 11,355,586
38,306 MYR Group, Inc.* 8,592,802
31,829,080
Consumer Staples Distribution & Retail – 0.6%
14,156 Casey's General Stores, Inc. 8,075,432
Electrical Equipment – 2.0%
28,009 Hubbell, Inc. 12,083,923
167,101 Nextpower, Inc., Class A* 15,309,793
27,393,716
Electronic Equipment, Instruments & Components – 6.7%
68,734 Advanced Energy Industries, Inc. 14,515,933
53,070 Badger Meter, Inc. 9,475,118
123,437 Coherent Corp.* 20,275,762
44,624 Fabrinet (Thailand)* 20,500,712
514,670 Mirion Technologies, Inc.* 13,391,713
64,218 Novanta, Inc.* 7,299,018
159,272 Vontier Corp. 5,778,388
91,236,644
Energy Equipment & Services – 0.4%
178,529 Archrock, Inc. 4,381,102
Shares Description Value
Common Stocks – (continued)
Energy Equipment & Services – (continued)
26,318 Solaris Oilfield Infrastructure,
Inc., Class A $ 1,260,369
5,641,471
Financial Services – 2.7%
190,577 Affirm Holdings, Inc.* 13,521,438
330,817 Equitable Holdings, Inc. 15,445,846
248,493 Toast, Inc., Class A* 8,495,976
37,463,260
Ground Transportation – 2.0%
80,365 Landstar System, Inc. 10,514,957
59,419 Saia, Inc.* 16,730,014
27,244,971
Health Care Equipment & Supplies – 4.3%
181,888 Globus Medical, Inc., Class A* 16,559,083
254,683 Merit Medical Systems, Inc.* 22,053,001
68,374 Penumbra, Inc.* 20,045,206
58,657,290
Health Care Providers & Services – 4.9%
292,841 BrightSpring Health Services,
Inc.* 10,589,130
74,026 Encompass Health Corp. 8,603,302
68,242 Ensign Group, Inc. (The) 12,661,621
162,596 Guardant Health, Inc.* 17,628,658
210,973 RadNet, Inc.* 17,466,455
66,949,166
Health Care Technology – 1.4%
140,473 Doximity, Inc., Class A* 7,225,931
307,689 Waystar Holding Corp.* 11,356,801
18,582,732
Hotels, Restaurants & Leisure – 7.3%
266,003 Dutch Bros, Inc., Class A* 15,590,436
100,022 Hyatt Hotels Corp., Class A 16,442,617
448,887 Life Time Group Holdings, Inc.* 12,532,925
177,125 Planet Fitness, Inc., Class A* 19,832,686
213,429 Sportradar Group AG, Class A
(Switzerland)* 4,695,438
93,314 Texas Roadhouse, Inc. 16,353,278
199,099 Viking Holdings Ltd.* 13,295,831
98,743,211
Household Durables – 1.3%
87,994 SharkNinja, Inc.* 8,585,574
63,520 Toll Brothers, Inc. 8,882,002
17,467,576
IT Services – 0.7%
27,496 MongoDB, Inc.* 9,138,845
Life Sciences Tools & Services – 2.3%
265,698 Bio-Techne Corp. 17,140,178
84,012 Repligen Corp.* 14,367,732
31,507,910
Machinery – 11.1%
87,518 Crane Co. 16,037,673
42,413 Enpro, Inc. 9,451,737
173,454 Esab Corp. 19,468,477
153,278 Federal Signal Corp. 17,473,692

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
**End swaps header**
Shares Description Value
Common Stocks – (continued)
Machinery – (continued)
102,268 IDEX Corp. $ 17,787,473
37,682 Lincoln Electric Holdings, Inc. 9,022,201
79,035 Nordson Corp. 18,783,458
40,674 RBC Bearings, Inc.* 18,098,710
112,040 SPX Technologies, Inc.* 24,093,082
150,216,503
Metals & Mining – 0.2%
180,258 Coeur Mining, Inc.* 3,113,056
Pharmaceuticals – 0.4%
26,342 Ligand Pharmaceuticals, Inc.* 5,352,168
Professional Services – 0.9%
147,733 Parsons Corp.* 12,510,031
Semiconductors & Semiconductor Equipment – 8.7%
320,561 Allegro MicroSystems, Inc.
(Japan)*
(a)
8,555,773
153,283 Credo Technology Group
Holding Ltd.* 27,223,061
338,514 Lattice Semiconductor Corp.* 23,767,068
137,962 MACOM Technology Solutions
Holdings, Inc.* 24,141,970
94,799 Onto Innovation, Inc.* 13,571,425
113,657 Teradyne, Inc. 20,673,072
117,932,369
Software – 4.9%
84,908 Guidewire Software, Inc.* 18,338,430
20,392 HubSpot, Inc.* 7,490,389
356,614 Klaviyo, Inc., Class A* 10,184,896
200,346 Netskope, Inc., Class A* 3,682,359
155,937 Rubrik, Inc., Class A* 10,809,553
365,165 SailPoint, Inc.* 6,726,339
251,751 Samsara, Inc., Class A* 9,574,091
66,806,057
Specialty Retail – 1.8%
58,681 Boot Barn Holdings, Inc.* 11,373,551
64,891 Dick's Sporting Goods, Inc. 13,404,534
24,778,085
Technology Hardware, Storage & Peripherals – 1.4%
219,872 Pure Storage, Inc., Class A* 19,559,813
Textiles, Apparel & Luxury Goods – 3.3%
339,746 Amer Sports, Inc. (Finland)* 12,614,769
226,047 Birkenstock Holding PLC
(Germany)* 9,794,616
224,578 On Holding AG, Class A
(Switzerland)* 9,879,186
116,206 Tapestry, Inc. 12,698,992
44,987,563
Trading Companies & Distributors – 0.7%
35,007 WESCO International, Inc. 9,361,222
TOTAL COMMON STOCKS
(Cost $1,022,622,573)
1,310,886,269
Shares Dividend Rate Value
aa
Investment Company – 3.4%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
46,347,321 3.928% $ 46,347,321
(Cost $46,347,321)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $1,068,969,894)
1,357,233,590
a
Securities Lending Reinvestment Vehicle – 0.0%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
56,950 3.928% 56,950
(Cost $56,950)
TOTAL INVESTMENTS – 100.0%
(Cost $1,069,026,844)
$ 1,357,290,540
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.0%
124,126
NET ASSETS – 100.0%
$ 1,357,414,666
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND
Schedule of Investments
November 30, 2025 (Unaudited)
**End swaps header**
Shares Description Value
Common Stocks – 97.2%
Broadline Retail – 7.4%
62,041 Alibaba Group Holding Ltd.
ADR (China) $ 9,759,049
167,325 Amazon.com, Inc.* 39,023,537
4,993 MercadoLibre, Inc. (Brazil)* 10,344,398
59,126,984
Communications Equipment – 3.9%
113,201 Arista Networks, Inc.* 14,793,107
45,374 Motorola Solutions, Inc. 16,773,860
31,566,967
Entertainment – 3.4%
154,644 Netflix, Inc.* 16,636,602
17,327 Spotify Technology SA* 10,376,620
27,013,222
Financial Services – 4.6%
97,941 Klarna Group PLC (United
Kingdom)* 3,082,203
25,446 Mastercard, Inc., Class A 14,008,786
59,434 Visa, Inc., Class A 19,877,107
36,968,096
Hotels, Restaurants & Leisure – 1.2%
47,807 DoorDash, Inc., Class A* 9,483,475
Interactive Media & Services – 12.8%
209,196 Alphabet, Inc., Class C 66,967,823
54,604 Meta Platforms, Inc., Class A 35,380,662
102,348,485
IT Services – 5.3%
37,330 Cloudflare, Inc., Class A* 7,473,839
123,884 Shopify, Inc., Class A (Canada)* 19,652,958
59,437 Snowflake, Inc.* 14,932,952
42,059,749
Semiconductors & Semiconductor Equipment – 33.0%
49,476 Advanced Micro Devices, Inc.* 10,762,514
97,214 Broadcom, Inc. 39,173,354
123,061 Intel Corp.* 4,991,354
8,539 KLA Corp. 10,037,338
188,768 Lam Research Corp. 29,447,808
153,411 Marvell Technology, Inc. 13,714,943
83,353 Micron Technology, Inc. 19,711,318
598,660 NVIDIA Corp. 105,962,820
104,090 Taiwan Semiconductor
Manufacturing Co. Ltd. ADR
(Taiwan) 30,343,276
264,144,725
Software – 19.0%
28,469 AppLovin Corp., Class A* 17,066,596
25,287 Cadence Design Systems, Inc.* 7,885,498
74,267 Datadog, Inc., Class A* 11,883,463
277,167 Dynatrace, Inc.* 12,350,561
15,485 HubSpot, Inc.* 5,687,950
23,422 Intuit, Inc. 14,851,422
63,478 Microsoft Corp. 31,231,811
42,288 Oracle Corp. 8,540,062
53,356 Palantir Technologies, Inc., Class
A* 8,987,818
45,855 Salesforce, Inc. 10,571,412
Shares Description Value
Common Stocks – (continued)
Software – (continued)
359,500 Samsara, Inc., Class A* $ 13,671,785
36,781 Zscaler, Inc.* 9,250,421
151,978,799
Specialized REITs – 2.1%
22,664 Equinix, Inc. REIT 17,073,018
Technology Hardware, Storage & Peripherals – 4.5%
131,101 Apple, Inc. 36,557,514
TOTAL COMMON STOCKS
(Cost $408,969,042)
778,321,034
Shares Dividend Rate Value
aa
Investment Company – 0.0%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
18,693 3.928% 18,693
(Cost $18,693)
TOTAL INVESTMENTS – 97.2%
(Cost $408,987,735)
$ 778,339,727
OTHER ASSETS IN EXCESS OF LIABILITIES
– 2.8%
22,012,887
NET ASSETS – 100.0%
$ 800,352,614
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

Goldman Sachs Fundamental Equity Growth Funds
Schedule of Investments
November 30, 2025 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ and underlying funds’ (“Underlying Funds”) valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to rule 2a-5 under the Investment Company Action of 1940 (“Valuation Designee”) GSAM has day-to-day
responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the
Valuation Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/
ask price is available, the equity security will be valued pursuant to the Valuation Procedures consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.
Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service
(if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange.
These investments are generally classified as Level 2 of the fair value hierarchy.

Goldman Sachs Fundamental Equity Growth Funds
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Underlying Funds (Including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds
(“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at SEC.gov.
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of November
30, 2025:
(a)
Large Cap Equity Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 4,928,851 $ — $ —
Europe 15,481,110 — —
North America 1,488,492,698 — —
Investment Company 4,616,346 — —
Securities Lending Reinvestment Vehicle 1,902,687 — —
Total
$ 1,515,421,692 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Mid Cap Growth Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 30,262,255 $ — $ —
North America 944,550,765 — —
Investment Company 13,318,277 — —
Securities Lending Reinvestment Vehicle 508,953 — —
Total
$ 988,640,250 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Fundamental Equity Growth Funds
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon
(“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.
Small Cap Growth Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 10,957,501 $ — $ —
Europe 1,992,400 — —
North America 375,567,316 — 5,872
Investment Company 5,778,070 — —
Securities Lending Reinvestment Vehicle 5,879,534 — —
Total
$ 400,174,821 $ — $ 5,872
€ 1.00 € 1.00 € 1.00
(a)
Small/Mid Cap Growth Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 29,056,485 $ — $ —
Europe 45,821,396 — —
North America 1,236,008,388 — —
Investment Company 46,347,321 — —
Securities Lending Reinvestment Vehicle 56,950 — —
Total
$ 1,357,290,540 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Technology Opportunities Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 40,102,325 $ — $ —
Europe 3,082,203 — —
North America 724,792,108 — —
South America 10,344,398 — —
Investment Company 18,693 — —
Total
$ 778,339,727 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Fundamental Equity Growth Funds
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial
Square Government Fund (the “Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government
Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.
The Funds’ risks include, but are not limited to, the following:
Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions
(including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a
Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.
Industry Concentration Risk — The Technology Opportunities Fund invests primarily in equity investments in high-quality technology, media, or service companies that adopt or use technology to improve their cost structure, revenue opportunities or competitive advantage. Because of its focus on technology, media and service companies, the Technology Opportunities Fund is subject to greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors. The Technology Opportunities Fund may also invest in a relatively few number of issuers. Thus, the
Technology Opportunities Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Fundamental Equity Growth Funds
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Investment Style Risk — Different investment styles (e.g., “growth”, “value”, or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. Growth investing is an example of an investment style. Growth companies are often expected by investors to increase their earnings at a certain rate. When these expectations are not met, investors can punish the stock as inordinately even if earnings showed an absolute increase.
Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, Military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, and the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Non-Diversification Risk — The Strategic Growth Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
Stock Risk — Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)